Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
(212) 735-3000
Fax: (212) 735-2000
http://www.skadden.com
May 3, 2012
Mary Cole
Division of Investment Management
Securities and Exchange Commission
Washington, D.C. 20549

RE:	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (333-170691 and 811-21698)
Dear Ms. Cole:
     Electronically transmitted herewith for filing on behalf of GAMCO Global Gold, Natural Resources & Income Trust by Gabelli (the “Fund”) is the Fund’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Fund has authorized us to respond to your comments, received telephonically, to the Fund’s Registration Statement. Your comments appear below in bold font and the Fund’s responses follow each comment.
1. Please revise the Summary of Fund Expenses table to show estimates based on amounts disclosed in the Fund’s annual report for the fiscal-year ended December 31, 2011, as such report was filed with the Securities and Exchange Commission (the “Commission”).
     The Summary of Fund Expenses table has been revised accordingly.
2. Please either (i) revise the sales load shown in the Summary of Fund Expenses table in the form of prospectus supplement to correspond with the sales load shown in the Summary of Fund Expenses table in the base prospectus or (ii) explain why the sales loads shown in the tables differ from each other.
     In accordance with prior comments received from the staff of the Commission, the Summary of Fund Expenses table in the base prospectus discloses an estimated sales load based on the offering of $650 million in common shares and $100 million in preferred shares. The Summary of Fund Expenses table within the form of prospectus supplement is tailored to show an estimated sales load based on an offering of only common shares. At the time of an offering and consistent with the Fund’s practice to date, the Fund would disclose the sales load applicable to such offering in a prospectus supplement.
3. Does the Fund write, or have the ability to write, credit default swaps? If so, please explain whether the Fund must cover the full notional amount.
     The Fund hereby confirms that it does not write credit default swaps and has no current intention of doing do so in the near future.
     If you have any questions, please do not hesitate to contact me at (212) 735-3859.

Sincerely,
/s/ Veronica Castillo
Veronica Castillo

Enclosures

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